Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves Explanatory (Parenthetical) (Detail)
	Dec. 31, 2017 MMBbls Bcf	Dec. 31, 2016 MMBbls Bcf	Dec. 31, 2015 MMBbls Bcf
Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	4,384.6	4,362.7	4,394.5
Net proved undeveloped reserves | MMBbls	4,044.0	3,866.5	4,372.9
Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	4,606.0	5,160.1	5,827.7
Net proved undeveloped reserves | Bcf	3,288.5	3,447.5	4,612.6
Consolidated entities [member] | Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	4,355.0	4,330.2	4,359.8
Net proved undeveloped reserves | MMBbls	4,010.2	3,830.0	4,327.2
Consolidated entities [member] | Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	4,596.8	5,151.5	5,809.3
Net proved undeveloped reserves | Bcf	3,280.5	3,443.6	4,597.5
Consolidated entities [member] | Brazil [member] | Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	4,282.2	4,250.1	4,266.5
Net proved undeveloped reserves | MMBbls	3,967.2	3,812.9	4,277.7
Consolidated entities [member] | Brazil [member] | Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	4,515.9	5,034.2	5,320.5
Net proved undeveloped reserves | Bcf	3,160.2	3,359.7	4,267.2
Consolidated entities [member] | Asset Held For Sale [Member] | Brazil [member] | Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	191.9
Net proved undeveloped reserves | MMBbls	71.9
Consolidated entities [member] | Asset Held For Sale [Member] | Brazil [member] | Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	131.8
Net proved undeveloped reserves | Bcf	41.9